Financial Instruments - Summary of Offsetting of Financial Assets and Financial Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross Financial Assets	$ 27	$ 63
Gross Financial Liabilities Netted Against Assets	0	0
Net Financial Assets in the Consolidated Statement of Financial Position	27	63
Related Financial Liabilities Not Netted	(8)	(17)
Net Amount, Financial Assets	19	46
Gross Financial Liabilities	263	347
Gross Financial Assets Netted Against Liabilities	0	0
Net Financial Liabilities in the Consolidated Statement of Financial Position	263	347
Related Financial Assets Not Netted	(8)	(17)
Net Amount, Financial Liabilities	255	330
Derivative financial assets [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross Financial Assets	8	27
Gross Financial Liabilities Netted Against Assets	0	0
Net Financial Assets in the Consolidated Statement of Financial Position	8	27
Related Financial Liabilities Not Netted	(7)	(16)
Net Amount, Financial Assets	1	11
Cash and cash equivalent [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross Financial Assets	19	36
Gross Financial Liabilities Netted Against Assets	0	0
Net Financial Assets in the Consolidated Statement of Financial Position	19	36
Related Financial Liabilities Not Netted	(1)	(1)
Net Amount, Financial Assets	18	35
Derivative Financial Liabilities [Member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross Financial Liabilities	262	346
Gross Financial Assets Netted Against Liabilities	0	0
Net Financial Liabilities in the Consolidated Statement of Financial Position	262	346
Related Financial Assets Not Netted	(7)	(16)
Net Amount, Financial Liabilities	255	330
Bank Indebtedness [Member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross Financial Liabilities	1	1
Gross Financial Assets Netted Against Liabilities	0	0
Net Financial Liabilities in the Consolidated Statement of Financial Position	1	1
Related Financial Assets Not Netted	$ (1)	$ (1)